Accounts Receivable (Tables)	6 Months Ended
Mar. 31, 2022
Accounts Receivable [Abstract]
Schedule of accounts receivable
	March 31, 2022	September 30, 2021
Accounts receivable	$20,201,182	$24,364,198
Accounts receivable – related parties	-	3,981,697
Less: allowance for doubtful accounts	(3,117,300)	(3,066,937)
Accounts receivable, net	$17,083,882	$25,278,958

Schedule of changes of allowance for doubtful accounts
	March 31, 2022	September 30, 2021
Beginning balance	$3,066,937	$2,910,554
Bad debt write-off	-	-
Exchange difference	50,363	156,383
Ending balance	$3,117,300	$3,066,937